Retirement Plans (Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2014	$ 11.1
2015	11.3
2016	11.8
2017	12.6
2018	13.5
2018-2023	79.4
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2014	0.7
2015	0.8
2016	0.9
2017	0.9
2018	1.0
2018-2023	$ 6.5